Investment Objectives and Goals	Feb. 26, 2026
Calamos Market Neutral Income Fund | Calamos Market Neutral Income Fund
Prospectus [Line Items]
Risk/Return [Heading]	Calamos Market Neutral Income Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Calamos Market Neutral Income Fund's investment objective is high current income consistent with stability of principal.
Calamos Hedged Equity Fund | Calamos Hedged Equity Fund
Prospectus [Line Items]
Risk/Return [Heading]	Calamos Hedged Equity Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Calamos Hedged Equity Fund's investment objective is to seek total return with lower volatility than equity markets.
Calamos Phineus Long/Short Fund | Calamos Phineus Long/Short Fund
Prospectus [Line Items]
Risk/Return [Heading]	Calamos Phineus Long/Short Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Calamos Phineus Long/Short Fund's investment objective is to seek strong, risk-adjusted and absolute returns in the context of prevailing market conditions across the global equity universe.
Calamos Merger Arbitrage Fund | Calamos Merger Arbitrage Fund
Prospectus [Line Items]
Risk/Return [Heading]	Calamos Merger Arbitrage Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Calamos Merger Arbitrage Fund's investment objective is long-term capital appreciation.
Calamos Convertible Fund | Calamos Convertible Fund
Prospectus [Line Items]
Risk/Return [Heading]	Calamos Convertible Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Calamos Convertible Fund's primary objective is current income,
Objective, Secondary [Text Block]	with growth as its secondary objective.
Calamos Global Convertible Fund | Calamos Global Convertible Fund
Prospectus [Line Items]
Risk/Return [Heading]	Calamos Global Convertible Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Calamos Global Convertible Fund's primary objective is total return through capital appreciation and current income.
Calamos Timpani Small Cap Growth Fund | Calamos Timpani Small Cap Growth Fund
Prospectus [Line Items]
Risk/Return [Heading]	Calamos Timpani Small Cap Growth Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Calamos Timpani Small Cap Growth Fund's investment objective is capital appreciation.
Calamos Timpani SMID Growth Fund | Calamos Timpani SMID Growth Fund
Prospectus [Line Items]
Risk/Return [Heading]	Calamos Timpani SMID Growth Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Calamos Timpani SMID Growth Fund's investment objective is capital appreciation.
Calamos Growth Fund | Calamos Growth Fund
Prospectus [Line Items]
Risk/Return [Heading]	Calamos Growth Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Calamos Growth Fund's investment objective is long-term capital growth.
Calamos Growth & Income Fund | Calamos Growth & Income Fund
Prospectus [Line Items]
Risk/Return [Heading]	Calamos Growth and Income Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Calamos Growth and Income Fund's investment objective is high long-term total return through growth and current income.
Calamos Select Fund | Calamos Select Fund
Prospectus [Line Items]
Risk/Return [Heading]	Calamos Select Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Calamos Select Fund's investment objective is long-term capital growth.
Calamos International Growth Fund | Calamos International Growth Fund
Prospectus [Line Items]
Risk/Return [Heading]	Calamos International Growth Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Calamos International Growth Fund's investment objective is long-term capital growth.
Calamos Evolving World Growth Fund | Calamos Evolving World Growth Fund
Prospectus [Line Items]
Risk/Return [Heading]	Calamos Evolving World Growth Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Calamos Evolving World Growth Fund's investment objective is long-term capital growth.
Calamos Global Equity Fund | CALAMOS GLOBAL EQUITY FUND
Prospectus [Line Items]
Risk/Return [Heading]	Calamos Global Equity Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Calamos Global Equity Fund's investment objective is long-term capital growth.
Calamos Global Opportunities Fund | Calamos Global Opportunities Fund
Prospectus [Line Items]
Risk/Return [Heading]	Calamos Global Opportunities Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Calamos Global Opportunities Fund's investment objective is high long-term total return through capital appreciation and current income.
Calamos International Small Cap Growth Fund | Calamos International Small Cap Growth Fund
Prospectus [Line Items]
Risk/Return [Heading]	Calamos International Small Cap Growth Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Calamos International Small Cap Growth Fund's investment objective is long-term capital appreciation.
Calamos Total Return Bond Fund | CALAMOS TOTAL RETURN BOND FUND
Prospectus [Line Items]
Risk/Return [Heading]	Calamos Total Return Bond Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Calamos Total Return Bond Fund's investment objective is to seek total return, consistent with preservation of capital and prudent investment management.
Calamos High Income Opportunities Fund | Calamos High Income Opportunities Fund
Prospectus [Line Items]
Risk/Return [Heading]	Calamos High Income Opportunities Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Calamos High Income Opportunities Fund's primary objective is the highest level of current income obtainable with reasonable risk.
Objective, Secondary [Text Block]	Its secondary objective is capital gain, where consistent with the Fund's primary objective.
Calamos Short-Term Bond Fund | Calamos Short-Term Bond Fund
Prospectus [Line Items]
Risk/Return [Heading]	Calamos Short-Term Bond Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Calamos Short-Term Bond Fund's investment objective is a high level of current income consistent with preservation of principal.